Stockholders' Equity (Schedule of Adjustments to Accumulated Other Comprehensive Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Stockholders' Equity Note [Abstract]
Unrealized gain (loss) on marketable securities, current period change	$ 0		$ 0		$ 0
Foreign currency translation, current period change	13		(29)		26
Unrealized gain (loss) on interest rate swaps, current period change	10		37		32
Pension and postretirement benefits, current period change	(12)	[1]	(2)	[1]	2	[1]
Accumulated other comprehensive income (loss), net, current period change	11	[1]	6	[1]	60	[1]
Unrealized gain (loss) on marketable securities, income tax (provision) benefit	0		0		(1)
Foreign currency translation, income tax (provision) benefit	(8)		2		11
Unrealized gain (loss) on interest rate swaps, income tax (provision) benefit	(3)		(10)		(15)
Pension and postretirement benefits, income tax (provision) benefit	1	[1]	2	[1]	0	[1]
Accumulated other comprehensive income (loss), income tax (provision) benefit	(10)	[1]	(6)	[1]	(5)	[1]
Unrealized gain (loss) on marketable securities	(1)		(1)		(1)		0
Foreign currency translation	(23)		(28)		(1)		(38)
Unrealized gain (loss) on interest rate swaps	(50)		(57)		(84)		(101)
Pension and postretirement benefits	(15)	[1]	(4)	[1]	(4)	[1]	(6)	[1]
Accumulated other comprehensive income (loss), net	$ (89)	[1]	$ (90)	[1]	$ (90)	[1]	$ (145)	[1]

[1]	As Adjusted (Note 2)